Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2024	2023	2022
	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	649,119	469,692	318,090

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(183)	(803)	(994)

Total	648,936	468,889	317,096

Schedule of Deferred Tax Asset And Liability

	As of March 31,
	2024	2023
	USD	USD
MSE:
Provision for allowance of credit losses	150	2,256
Net operating loss carryforward	281,951	192,953
Total deferred tax assets	282,101	195,209
Less: valuation allowance	(281,951)	(192,953)
Deferred tax assets, net	150	2,256

MSHK:
Property and equipment	(9,038)	(530)
Right-of-use assets – finance lease	(18,490)	(22,218)
Total deferred tax liabilities – equipment and right-of-use assets – finance lease	(27,528)	(22,748)
Deferred tax assets - provision for allowance of credit losses	26,650	19,581
Deferred tax liabilities, net	(878)	(3,167)

Deferred tax assets (liabilities), net	(728)	(911)

Schedule of Income Tax Expense Reconciliation

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD

Profit before income taxes	2,975,533	3,256,125	2,120,605
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	490,963	537,260	349,900

Reconciling items:
Tax effect of income that is not taxable*	(25)	(127,476)	(12,088)
Tax effect of non-deductible expenditure	90,539	-	-
Change in valuation allowance	88,998	81,028	1,720
Effect of two-tier tax rate	(21,154)	(21,154)	(21,154)
Statutory tax deduction#	(385)	(769)	(1,282)
Income tax expense	648,936	468,889	317,096

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000 (2023: HK$6,000) (2022: HK$10,000) for each business.